SHARE-BASED COMPENSATION - RESTRICTED SHARE AWARD GRANTED TO NON-EMPLOYEE (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based compensation
Total fair value of restricted shares vested	¥ 0		¥ 72,000	¥ 151,000
Total compensation expense	88,000	$ 14	654,000	1,891,000
Cost of revenue
Share-based compensation
Total compensation expense	11,000	2	79,000	211,000
Sales and marketing expenses
Share-based compensation
Total compensation expense	5,000	1	32,000	83,000
General and administration expenses
Share-based compensation
Total compensation expense	48,000	7	367,000	1,114,000
Research and development expenses
Share-based compensation
Total compensation expense	¥ 24,000	$ 4	¥ 176,000	¥ 483,000